Regulatory capital	12 Months Ended
Dec. 31, 2017
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Regulatory capital

Note 33 – Regulatory capital

ITAÚ UNIBANCO HOLDING is subject to regulation by the Central Bank of Brazil (BACEN), which issues rules and instructions regarding currency and credit policies for financial institutions operating in Brazil. BACEN also determines minimum capital requirements, procedures for verification of information for assessment of the global systemic importance of financial institutions, limits for fixed assets, limits for loans, accounting practices and requirements of compulsory deposits, requiring banks to comply with the regulation based on the Basel Accord on capital adequacy. Additionally, the National Council of Private Insurance (CNSP) and SUSEP issue regulations on capital requirement, which affect our insurance, pension plan and capitalization operations.

a)	Capital Requirements in Place and In Progress

ITAÚ UNIBANCO HOLDING’s minimum capital requirements comply with the set of BACEN resolutions and circulars, which established in Brazil the global capital requirement standards known as Basel III. They are expressed as indices obtained from the ratio between available capital—represented by Referential Equity (PR), or Total Capital, composed of Tier I Capital (which comprises Common Equity and Additional Tier I Capital) and Tier II Capital, and the Risk-Weighted Assets (RWA).

The Total Capital, Tier 1 Capital and Common Equity Tier I Capital ratios are calculated on a consolidated basis, applied to entities that are part of Prudential Conglomerate, which comprises not only financial institutions but also collective financing plans (“consórcios”), payment entities, factoring companies or companies that directly or indirectly assume credit risk, and investment funds in which ITAÚ UNIBANCO HOLDING retains substantially all risks and rewards.

For purposes of calculating these minimum capital requirements, the total RWA is determined as the sum of the risk weighted asset amounts for credit, market, and operational risks. ITAÚ UNIBANCO HOLDING uses the standardized approaches to calculate credit and operational risk-weighted asset amounts.

As from September 1, 2016, BACEN authorized ITAÚ UNIBANCO HOLDING to use market risk internal models to determine the total amount of regulatory capital (RWAMINT), replacing the RWAMPAD portion, as set forth in BACEN Circular 3,646.

For foreign units, the standardized approach is adopted. Therefore, the internal models are not used for Argentina, Chile, Itaú BBA International, Itaú BBA Colombia, Paraguay, and Uruguay units.

From January 1, 2017 to December 31, 2017, the minimum capital ratio required is 9.25%, and, following the gradual decrease schedule, it will be 8% on January 1, 2019.

In addition to minimum regulatory capital requirements, BACEN rules established the Additional Common Equity (ACP), corresponding to the sum of the portions of ACPConservation, ACPCountercyclical and ACPSystemic, which, in conjunction with the above-mentioned requirements, increase the need for capital over time. The amounts of each one of the portions, as established by CMN Resolution 4,193, are shown in the table below.

Basel III also reformulated the requirements for qualification of instruments eligible for Tier I and Tier II Capital, as regulated in Brazil by CMN Resolution 4,192. This reform includes a phase-out schedule for instruments already considered in capital, issued prior to the effectiveness of the rule, and that do not fully meet the new requirements.

The table below shows the schedule for implementation of Basel III rules in Brazil, as established by BACEN, and the figures refer to the percentage of ITAÚ UNIBANCO HOLDING’s risk-weighted assets.

Basel III Implentation Calendar	From January 1,
	2015	2016	2017	2018	2019
Common Equity Tier I	4.5%	4.5%	4.5%	4.5%	4.5%
Tier I	6.0%	6.0%	6.0%	6.0%	6.0%
Total Capital	11%	9.875%	9.25%	8.625%	8.0%
Additional Common Equity Tier I (ACP)	0.0%	0.625%	1.50%	2.375%	3.5%
Conservation	0%	0.625%	1.25%	1.875%	2.5%
Countercyclical(1)	0%	0%	0%	0%	0%
Systemic	0%	0%	0.25%	0.5%	1.0%
Common Equity Tier I + ACP	4.5%	5.125%	6.0%	6.875%	8.0%
Total Capital + ACP	11.0%	10.5%	10.75%	11.0%	11.5%
Prudential Adjustments Deductions	40%	60%	80%	100%	100%

(1)	ACP Countercyclical is triggered during the credit cycle expansion phase, and, currently, according to BACEN Circular 3,769, the amount required for the countercyclical capital is zero. Furthermore, in the event of increase in ACP Countercyclical, the new percentage will be effective only twelve months after it is announced.

Additionally, in March 2015, Circular BACEN 3,751, of March 19, 2015 came into force, it provides for the calculation of the relevant indicators for assessing the Global Systemically Important Banks (G-SIBs) of financial institutions in Brazil. Information on the values of the G-SIBs indicators, which are not part of its financial statements, can be found at www.itau.com.br/investor-relations, “Corporate Governance” section, “Global Systemically Important Banks”.

In March 2017, Additional Common Equity Tier I Capital of systemic importance (ACPSystemic) went into effect, regulated by BACEN Circular 3,768, of October 29, 2015. The purpose of ACPSystemic is to reduce the probability of insolvency of an institution systemically important in the domestic level (D-SIB: Domestic Systemically Important Bank) and the impact on the stability of the financial system and economy. The calculation of ACPSystemic associates the system importance, represented by the institution’s total exposure, with the Gross Domestic Product (GDP).

Further details on ACPSystemic, which are not part of the financial statements, can be viewed on the website www.itau.com.br/investor-relations, “Corporate Governance” / Risk and Capital Management – Pillar 3.

The Leverage Ratio is defined as the ratio between the Tier I Capital and Total Exposure, calculated as prescribed by BACEN Circular 3,748. The objective of this ratio is to be a simple, risk-insensitive leverage measure. Therefore, it does not take into consideration risk-weighting or mitigation factors. In line with the instructions set out in BACEN Circular 3,706, since October 2015, ITAÚ UNIBANCO HOLDING has reported its Leverage Ratio to BACEN on a monthly basis. However, according to recommendations in Basel III Accord, a minimum Leverage Ratio should be required in 2018, which will be defined based on the period over which the ratio’s behavior was monitored, since its implementation in 2011 up to 2017.

More information on the composition of the Leverage Ratio, which are not part of its financial statements, is available at www.itau.com.br/investors-relations, “Corporate Governance section/Risk and Capital Management – Pillar 3.

b)	Capital Management

The Board of Directors is the main body in the management of ITAÚ UNIBANCO HOLDING’s capital and it is responsible for approving the institutional capital management policy and guidelines for the institution’s capitalization level. The Board is also responsible for fully approving the ICAAP report (Internal Capital Adequacy Assessment Process), which is intended to assess the adequacy of ITAÚ UNIBANCO HOLDING’s capital.

At the executive level, corporate bodies are responsible for approving risk assessment and capital calculation methodologies, as well as revising, monitoring and recommending capital-related documents and topics to the Board of Directors.

In order to provide the Board of Directors with necessary information, management reports are prepared to inform on the institution’s capital adequacy, and the projections of capital levels under normal and stress situations. There is a structure that coordinates and consolidates related information and processes, all of them subject to verification by the independent validation, internal controls and audit areas.

The “Public Access Report – Capital Management“, which are not part of its financial statements, which provides the guidelines established in the institutional capital management policy can be accessed at www.itau.com.br/investor-relations, under Corporate Governance, Regulations and Policies.

c)	Risk appetite

In 2016 ITAÚ UNIBANCO HOLDING revisited its risk appetite policy, established and approved by the Board of Directors, which guides its business strategy. The institute’s risk appetite is based on the following statement issued by the Board of Directors:

“We are a universal bank, operating mostly in Latin America. Supported by our risk culture, we operate within the highest ethical standards and regulatory compliance, seeking increasingly improved results, with low volatility, through an ongoing client relationship, accurate risk pricing, diversified funding and proper use of capital.”

Based on this statement, defined five dimensions, each composed of a series of metrics associated with the main risks involved, by combining supplementary manners of measurement and seeking to reach a comprehensive vision of our exposures:

•	Capitalization: establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored through the follow-up of ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution’s debt issues.

•	Liquidity: establishes that the institution’s liquidity must withstand long stress periods. It is monitored through the follow-up of liquidity ratios.

•	Composition of results: defines that business will be focused primarily in Latin America, where ITAÚ UNIBANCO HOLDING has a diversified base of clients and products, with low appetite for volatility of results and high risks. This dimension comprises aspects related to business and profitability, and market and credit risks. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics seek to ensure the proper composition of our portfolios, aimed at the low volatility of results and business sustainability.

•	Operational risk: focuses on the control of operational risk events that may adversely impact the operation and business strategy, and is carried out by monitoring the main operational risk events and incurred losses.

•	Reputation: addresses risks that may impact the institution’s brand value and reputation with clients, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried out by the follow-up of client satisfaction and dissatisfaction and media exposure, in addition to monitoring the institution’s conduct.

The Board of Directors is responsible for approving risk appetite limits and guidelines, performing its duties with the support of the Risk and Capital Management Committee (CGRC) and the Chief Risk Officer (CRO).

These metrics are monitored from time to time and must respect the defined limits. Monitoring is reported to the risk committees and the Board of Directors, and guides preventive measures to ensure that any exposures are within the limits established and in line with our strategy.

d)	Composition of capital

The Referential Equity (PR) used to monitor compliance with the operational limits imposed by BACEN is the sum of three items, namely:

•	Common Equity Tier I: the sum of capital, reserves and retained earnings, less deductions and prudential adjustments.

•	Additional Tier I Capital: consists of instruments of a perpetual nature, which meet eligibility requirements. Together with Common Equity Tier I it makes up Tier I.

•	Tier II: consists of subordinated debt instruments with defined maturity dates that meet eligibility requirements. Together with Common Equity Tier I and Additional Tier I Capital, makes up Total Capital.

The table below presents the composition of the referential equity segregated into Common Equity Tier I, Additional Tier I Capital and Tier II Capital, taking into consideration their respective prudential adjustments, as required by current regulations.

Composition of Referential Equity	12/31/2017	12/31/2016
Stockholders’ equity Itaú Unibanco Holding S.A. (Consolidated)	126,924	115,590
Non-controlling Interests	11,942	11,568
Changes in Subsidiaries´ Interests in Capital Transactions	1,482	2,777
Consolidated Stockholders’ Equity (BACEN)	140,348	129,935

Common Equity Tier I Prudential Adjustments	(17,952)	(14,527)
Common Equity Tier I	122,396	115,408

Additional Tier I Prudential Adjustments	57	532
Additional Tier I Capital	57	532

Tier I (Common Equity Tier I + Additional Tier I Capital)	122,453	115,940

Instruments Eligible to Comprise Tier II	19,723	23,488
Tier II Prudential Adjustments	76	49
Tier II	19,799	23,537

Referential Equity (Tier I + Tier II)	142,252	139,477

The table below shows the most significant Prudential Adjustments for ITAÚ UNIBANCO HOLDING. Together, they correspond to more than 90% of the prudential adjustments as at December 31, 2017.

Composition of Prudential Adjustments	12/31/2017	12/31/2016
Goodwill paid on the acquisition of investments	8,123	7,408
Intangible assets	5,456	3,254
Tax credits	5,208	3,678
Surplus of Common Equity Tier I Capital—Noncontrolling interests	286	909
Adjustments relating to the fair value of derivatives used as cash flow hedge, for hedged items that do not have their mark-to-market adjustments accounted for	(1,399)	(1,254)
Other	278	532

Total	17,952	14,527

During 2017, ITAÚ UNIBANCO HOLDING bought back shares in the amount of R$ 3,089. These shares are recorded in line item “Treasury Shares”, which totaled R$ (2,743) as at December 31, 2017. Treasury shares reduce the institution´s Equity, causing its capital base to be decreased.

In this period, the amount of dividends and interest on capital paid / accrued that affected the base of the institution’s capital totaled R$ 10,582. Dividends are deducted from the institution´s Equity, thus reducing the base of its capital. Whereas, interest on capital, which is accounted for as an expense directly in profit (loss), reduces the institution´s net income and, consequently, the base of its capital.

For details on capital requirements, which are not part of its financial statements, are available at www.itau.com.br/investors-relations, Corporate Governance section / Risk and Capital Management – Pillar 3.

The funds obtained through the issuance of subordinated debt securities are considered Tier II capital for the purpose of capital to risk-weighted assets ratio, as follows. According to current legislation, the accounting balance of subordinated debt as of December 2012 was used for the calculation of reference equity as of December 2017, considering instruments approved after the closing date to compose Tier II, totaling R$ 51,134.

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance 12/31/2017
Subordinated financial bills—BRL
	42	2011	2018	IGPM + 7%	64
	30			IPCA + 7.53% to 7.7%	51
	6,373	2012	2018	108% to 113% of CDI	7,347
	461			IPCA + 4.4% to 6.58%	805
	3,782			100% of CDI + 1.01% to 1.32%	3,888
	112			9.95% to 11.95%	193
	2	2011	2019	109% to 109.7% of CDI	4
	1	2012	2019	110% of CDI	2
	12			11.96%	23
	100			IPCA + 4.7% to 6.3%	173
	1	2012	2020	111% of CDI	2
	20			IPCA + 6% to 6.17%	40
	6	2011	2021	109.25% to 110.5% of CDI	12
	2,307	2012	2022	IPCA + 5.15% to 5.83%	4,199
	20			IGPM + 4.63%	26
	13,269			Total	16,829
Subordinated euronotes—USD
	990	2010	2020	6.20%	3,310
	1,000	2010	2021	5.75%	3,395
	730	2011	2021	5.75% to 6.20%	2,430
	550	2012	2021	6.20%	1,819
	2,600	2012	2022	5.50% to 5.65%	8,752
	1,851	2012	2023	5.13%	6,152
	7,721			Total	25,858
Total					42,687

On December 12, 2017, ITAÚ UNIBANCO HOLDING issued perpetual subordinated notes/AT1, in the total amount of R$ 4.135. The Notes were issued at the fixed rate of 6.125% to be validated until the 5th anniversary of the issue date. As from this date, inclusive, the interest rate will be recalculated every 5 years based on the interest rate of securities issued by the Treasury of the United States of America for the same period. The offer price of the Notes was 100%, which will result to investors in a return of 6.125% until the 5th anniversary of the Issue date. The Issue is neither subject to registration rules with the Securities Exchange Commission—SEC, in compliance with the Federal North-American law “Securities Act of 1933”, as amended (Securities Act), nor to registration with CVM, in Brazil, in compliance with applicable law and regulations. Notes are subject to BACEN’s approval for composition of Supplementary Capital of its Referential Equity, thus increased by approximately 0.6 p.p. the Company’s Tier I capitalization ratio, in compliance with CMN Resolution 4,192/13.

e)	Risk-Weighted Assets (RWA)

According to CMN Resolution No. 4,193, as amended, minimum capital requirements are calculated by the RWA amount, which is obtained by adding the terms listed below:

RWA = RWACPAD + RWAMINT + RWAOPAD

RWACPAD = portion related to exposures to credit risk, calculated using the standardized approach;

RWAMINT = portion related to capital required for market risk, compose of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circulars 3,646 and 3,674;

RWAOPAD = portion related to capital required for operational risk, calculated based on the standardized approach.

The table below shows the amounts of risk weighted assets for Credit Risk (RWACPAD):

	12/31/2017	12/31/2016
Risk exposures
Exposure Weighted by Credit Risk (RWACPAD )	660,516	669,284

a) Per Weighting Factor (FPR):
FPR at 2%	92	105
FPR at 20%	7,674	8,011
FPR at 35%	15,900	12,056
FPR at 50%	42,896	44,251
FPR at 75%	145,376	142,194
FPR at 85%	75,673	82,494
FPR at 100%	320,976	325,890
FPR at 250%	34,053	33,213
FPR at 300%	3,906	7,357
FPR up to 1250%(*)	2,096	1,608
Derivatives—Changes in the Counterparty Credit Quality	6,417	6,168
Derivatives—Future Potential Gain	5,457	5,937
b) Per Type:
Securities	45,629	45,741
Loan Operations—Retail	114,141	114,481
Loan Operations—Non-Retail	240,815	247,911
Joint Liabilities—Retail	172	205
Joint Liabilities—Non-Retail	45,405	47,108
Loan Commitments—Retail	31,058	27,504
Loan Commitments—Non-Retail	9,017	10,234
Other Exposures	174,279	176,100

(*)	Taking into consideration the application of the “F” factor required by Article 29 of BACEN Circular 3,644.

We present below the breakdown of Risk-weighted assets of market risk (RWAMINT), as follows:

	12/31/2017(1)	12/31/2016(2)
Market Risk Weighted Assets—Standard Aproach (RWAMPAD )	32,893	26,811
Operations subject to interest rate variations	31,076	24,919
Fixed rate denominated in Real	6,119	4,952
Foreign currency coupon	17,153	15,497
Price index coupon	7,804	4,470
Operations subject to commodity price variation	361	353
Operations subject to stock price variation	239	401
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,217	1,138
Minimum Market Risk Weighted Assets—Standard Aproach (RWAMPAD ) (1) (2) (a)	26,314	24,130
Market Risk Weighted Assets calculated based on internal methodology (b)	32,915	19,799
Reduction of Market Risk Weighted Assets due to Internal Models Aproach (IMA)	—	(2,681)
Market Risk Weighted Assets (RWAMINT )—maximum of (a) and (b)	32,915	24,130

(1)	Market risk weighted-assets calculated based on internal models, with maximum saving possibility of 20% of the standard model.
(2)	Market risk weighted-assets calculated based on internal models, with maximum saving possibility of 10% of the standard model.

At December 31, 2017, RWAMINT totaled R$ 32,915 corresponding to the need for capital calculated through internal models, exceeding 80% of RWAMPAD, which totaled R$ 26,314.

The table below shows the amounts of risk weighted assets for Operational Risk (RWAOPAD):

	12/31/2017	12/31/2016
Risk-weighted assets of operational risk (RWAOPAD )	63,277	37,826

Retail	11,870	10,887
Commercial	24,857	24,166
Corporate finance	2,663	2,789
Negotiation and sales	7,434	(11,026)
Payments and settlement	7,532	3,418
Financial agent services	3,892	3,471
Asset management	5,010	4,109
Retail brokerage	18	12

f) Capital Adequacy Assessment

Upon annually assessing its capital adequacy, ITAÚ UNIBANCO HOLDING adopts the following flow:

•	Identification of risks to which the institution is exposed and analysis of their materiality;

•	Evaluation of capital requirements for material risks;

•	Development of methodologies for quantifying additional capital;

•	Quantification and internal capital adequacy evaluation;

•	Capital and Contingency Plan;

•	Sending the capital adequacy report to BACEN.

Adopting a prospective attitude to manage its capital, ITAÚ UNIBANCO HOLDING implemented its capital management structure and ICAAP, thus complying with CMN Resolution 3,988, BACEN Circular 3,547 and BACEN Circular Letter 3,774.

The result of the last ICAAP – conducted as of December 2016 – indicated that, in addition to capital to face all material risks, ITAÚ UNIBANCO HOLDING has significant capital surplus, thus assuring the institution’s equity soundness.

g) Capital Adequacy

ITAÚ UNIBANCO HOLDING, through the ICAAP, assesses the sufficiency of capital to face its risks, represented by regulatory capital for credit, market and operational risk and capital required to cover the other risks.

In order to ensure the soundness of ITAÚ UNIBANCO HOLDING and the availability of capital to support business growth, ITAÚ UNIBANCO HOLDING maintains PR levels above the minimum level required to face risks, as evidenced by the Common Equity, Tier I Capital and Basel ratios.

Composition of Referential Equity (PR)	12/31/2017	12/31/2016
Tier I	122,453	115,940

Common Equity Tier I	122,396	115,408
Additional Tier I Capital	57	532
Tier II	19,799	23,537

Deductions	—	—
Referential Equity	142,252	139,477
Minimum Referential Equity Required	69,995	72,210
Surplus Capital in relation to the Minimum Referential Equity Required	72,257	67,267
Additional Common Equity Tier I Required (ACPRequired )	11,351	4,570
Referential equity calculated for covering the interest rate risk on	2,470	2,264
operations not classified in the trading portfolio (RBAN)

The table below shows the Basel and Fixed Asset Ratios:

	12/31/2017	12/31/2016
Basel Ratio	18.8%	19.1%

Tier I	16.2%	15.9%

Common Equity Tier I	16.2%	15.8%
Additional Tier I Capital	0.0%	0.1%
Tier II	2.6%	3.2%

Fixed Asset Ratio	23.9%	25.4%
Surplus Capital in Relation to Fixed Assets	37,101	34,298

h) Stress testing

The stress test is a process of simulation of extreme economic and market conditions in the institution’s results and capital. The institution has conducted this test since 2010 aiming at assessing its solvency in plausible scenarios of a systemic crisis, as well as at identifying areas that are more susceptible to the impact of stress, and that can be subject to risk mitigation.

To perform the test, macroeconomic variables for each stress scenario are estimated by the economic research department. The scenarios are established considering their relevance to the bank’s result, and the probability of occurrence, and they are submitted to the approval of the Board of Directors on an annual basis.

Projections of macroeconomic variables (GDP, benchmark interest rate and inflation) and of the credit market (fundraising, loans, default rate, spread and fees) for these scenarios are generated based on exogenous shocks or by using models validated by an independent area.

These projections affect the budgeted result and balance sheet that then change the risk-weighted assets and capital and liquidity ratios.

The stress test is also an integral part of ICAAP, with the main purpose of assessing whether, even in severe adverse conditions, the institution would have appropriate capital levels, not impacting the development of its activities.

This information allows to identify potential factors of risks on businesses, supporting the Board of Directors’ strategic decisions, the budgetary process and discussions on credit granting policies, in addition to being used as input for risk appetite metrics.